SHARE CAPITAL - Disclosure of share based payments recognized in the consolidated statements of comprehensive loss (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ 1,152,131	$ 875,056	$ 880,615
Equity settled [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	1,152,131	875,056	880,615
Equity settled [Member] | Stock Options [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	50,350	643,911	643,963
Equity settled [Member] | Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	1,101,781	231,145	236,652
Cash settled [Member] | Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ 0	$ 0	$ 0